Operating Lease Liability, Disclosure: Undiscounted future minimum lease payments (Details) - USD ($)	Dec. 31, 2020	Dec. 30, 2020
Details
Total minimum lease payments due	$ 63,440
Operating lease liabilities - current	13,665	$ 11,880
Operating lease liabilities - long-term	$ 40,289	$ 53,955